New accounting policies and significant accounting policies adopted (Details 2)	12 Months Ended
Dec. 31, 2020
Intangible Assets and Goodwill
Nominal statutory rates for calculating IRPJ (as a percent)	25.00%
Nominal statutory rates for calculating CSLL (as a percent)	9.00%
Software
Intangible Assets and Goodwill
Estimated useful lives (in years)	5 years
Trademarks [member] | Minimum
Intangible Assets and Goodwill
Estimated useful lives (in years)	20 years
Trademarks [member] | Maximum
Intangible Assets and Goodwill
Estimated useful lives (in years)	30 years
Customer portfolio | Minimum
Intangible Assets and Goodwill
Estimated useful lives (in years)	12 years
Customer portfolio | Maximum
Intangible Assets and Goodwill
Estimated useful lives (in years)	30 years
Platform content
Intangible Assets and Goodwill
Estimated useful lives (in years)	3 years
Copyrights
Intangible Assets and Goodwill
Estimated useful lives (in years)	3 years